Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Liability for unrecognized tax benefit	$ 28.2	$ 25.6
Items generating unrecognized tax benefits	25.4	23.2
Interest and related penalties	$ 2.8	$ 2.4
Earliest Tax Year
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax year subject to examination by major tax jurisdictions	2009
Latest Tax Year
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax year subject to examination by major tax jurisdictions	2014